CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 23, 2015	Jun. 30, 2014
Stated interest rate (as a percent)	12.00%
$20,000 Line of Credit Note
Maximum borrowing capacity		$ 20,000,000
Stated interest rate (as a percent)		8.00%